Consolidated Statements Of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Net revenues
Hosting and related services	$ 319,229	1,980,688	1,259,260	866,882
Managed network services	144,370	895,759	707,457	657,276
Total net revenues	463,599	2,876,447	1,966,717	1,524,158
Cost of revenues	(333,028)	(2,066,304)	(1,449,845)	(1,098,477)
Gross profit	130,571	810,143	516,872	425,681
Operating expenses
Sales and marketing expenses	(46,293)	(287,229)	(154,479)	(109,871)
General and administrative expenses	(79,507)	(493,309)	(186,907)	(153,512)
Research and development expenses	(19,611)	(121,676)	(77,831)	(63,929)
Changes in the fair value of contingent purchase consideration payable	(3,647)	(22,629)	(55,882)	(17,430)
Operating profit (loss)	(18,487)	(114,700)	41,773	80,939
Interest income	10,944	67,904	48,503	16,301
Interest expense	(37,395)	(232,020)	(136,775)	(11,376)
Loss on debt extinguishment	(6,702)	(41,581)	0	0
Other income	4,281	26,560	6,232	11,616
Other expense	(168)	(1,040)	(2,112)	(2,167)
Loss from equity method investment	(108)	(671)	(1,372)	(1,101)
Foreign exchange gain (loss)	(2,620)	(16,256)	7,072	(397)
Profit (loss) before income taxes	(50,255)	(311,804)	(36,679)	93,815
Income tax expense	(2,687)	(16,673)	(10,324)	(36,159)
Net profit (loss)	(52,942)	(328,477)	(47,003)	57,656
Net income attributable to noncontrolling interest	(3,224)	(20,003)	(1,223)	(1,332)
Net profit (loss)	$ (56,166)	(348,480)	(48,226)	56,324
Earnings (Loss) per share:
Basic (in per share)	$ (0.14)	(0.89)	(0.13)	0.16
Diluted (in per share)	$ (0.14)	(0.89)	(0.13)	0.16
Shares used in earnings (loss) per share computation:
Weighted-average number of shares outstanding-basic (in shares)	401,335,788	401,335,788	364,353,974	342,533,167
Weighted-average number of shares outstanding-diluted (in shares)	401,335,788	401,335,788	364,353,974	356,784,209